Accounts Receivable	6 Months Ended
Jun. 30, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of June 30, 2023 and December 31, 2022 consisted of the following:

	June 30, 2023	December 31, 2022
Accounts receivable	$5,912,052	$9,963,821
Less: allowance for doubtful accounts	(2,357)	(2,478)
Accounts receivable, net	$5,909,695	$9,961,343

The average accounts receivable turnover period was approximately 154 days and 79 days for the fiscal periods ended June 30, 2023 and December 31, 2022, respectively.

Changes of allowance for doubtful accounts for the fiscal periods ended June 30, 2023 and December 31, 2022 were as follow:

	June 30, 2023	December 31, 2022
Beginning balance	$(2,478)	$(2,682)
Exchange difference	121	204
Ending balance	$(2,357)	$(2,478)

There was no bad debt expense recorded by the Company during the fiscal periods ended June 30, 2023 and December 31, 2022.